Employee Future Benefits - Schedule of Net Benefit Costs (Details) - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Defined Benefit Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service costs	CAD 20	CAD 16	CAD 39	CAD 32
Interest costs	29	28	58	55
Expected return on plan assets	(38)	(35)	(76)	(71)
Amortization of actuarial losses	12	11	23	23
Amortization of past service credits/plan amendments	0	1	0	1
Regulatory adjustments	0	1	0	3
Net benefit cost	23	22	44	43
OPEB Plans
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service costs	7	3	14	7
Interest costs	7	5	13	11
Expected return on plan assets	(4)	(3)	(7)	(6)
Amortization of actuarial losses	1	1	1	1
Amortization of past service credits/plan amendments	(3)	(3)	(6)	(6)
Regulatory adjustments	1	3	2	5
Net benefit cost	CAD 9	CAD 6	CAD 17	CAD 12